ACCOUNTS RECEIVABLE AND OTHER (Details) - USD ($) $ in Millions		Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ACCOUNTS RECEIVABLE AND OTHER
Trade accounts receivable, net of allowance of nil		$ 38	$ 44	$ 40
Imbalance receivable from affiliates		1	2	1
Other		2	1
Accounts receivable and other	[1]	41	47	41
Trade accounts receivable, allowance		$ 0	$ 0	$ 0

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).